Revenues and Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and Cost of Revenues [Abstract]
Revenue related to contract liability balances	$ 1,170	$ 514	$ 441